Long-Term Debt - Maturities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 9,362	$ 7,294
2022	3,500	13,152
2023	3,500	7,279
2024	3,500	7,279
2025		691,848
Thereafter		0
Total debt	$ 390,862	$ 726,852